Registration Nos. 2-80751

811-3618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Post-Effective Amendment No. 52

☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 54

☑

(Check appropriate box or boxes)

Metropolitan Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street Boston, Massachusetts (Address of Principal Executive Office)	02116 (Zip Code)

Registrant’s Telephone Number, Including Area Code: 617-578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02111

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☑ on May 1, 2009 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 52 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 51 filed on February 5, 2009. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 51.